Note 18 - Related Parties	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]
Note 18.	Related Parties

Set out in the table below are the related parties with which Opera has had transactions in the periods included in these consolidated financial statements.

Reference	Companies	Nature of related party relationship
Beijing OFY	● Beijing OFY Co., Ltd.	Key management personnel.
Kunlun Tech

● Kunlun Tech Co., Ltd. (parent)
● Beijing Lexiang Ark Games Network Technology Co., Ltd. (formerly Beijing Kunlun Lexiang Network Technology Co., Ltd.)
● Beijing Xianlaihuyu Network Tech Co., Ltd.
● Kunlun Global International Sdn. Bhd.
● Kunlun Group Limited
● Beijing Online Ark Games Technology Co., Ltd. (formerly Beijing Kunlun Online Network Tech Co., Ltd.)
● Beijing Xianlai Mutual Entertainment Network Technology Co., Ltd.
● Xinyu Kunnuo Investment Management Co., Ltd.

Key management personnel and effective from 2021, Kunlun Tech Co. Ltd. is the ultimate parent of Opera as it holds more than 50% of the shares in Opera Limited.
Mobimagic Digital Tech	● Mobimagic Digital Tech. Ltd.	Key management personnel.
Nanobank	● NanoCred Cayman Co., Ltd. (formerly Mobimagic Cayman Co. Ltd.) ● Hong Kong Fintango Ltd. ● Puto Novi Financing Corporation	Key management personnel and effective from August 2020, an associate of Opera.
nHorizon	● nHorizon Innovation (Beijing) Software Ltd. ● nHorizon Infinite (Beijing) Software Ltd.	Joint venture of Opera.
OPay	● OPay Digital Services Ltd. ● Opay Digital Services Limited (formerly Paycom Nigeria Limited)	Key management personnel and an associate of Opera until mid-2021.
Powerbets	● Powerbets Holdings Ltd.	Joint venture of Opera until year-end 2020.
Star X	● Star Group Interactive Inc.	Associate of Opera and effective from 2021, a subsidiary of Kunlun Tech.
Wisdom Connection III Holding	● Wisdom Connection III Holding Inc.	Entity controlled by former director of Opera and member of key management personnel of Opera's parent.

At the time of the transactions disclosed in this note, Opera’s chairman and CEO had control or significant influence over Beijing OFY, Kunlun Tech, Mobimagic Digital Tech, Nanobank, OPay, and Star X.

For disclosure purposes, transactions and balances with related parties are aggregated to the consolidated level of the related party.

Transactions with Related Parties

Sales to related parties in 2021 were for the provision of engineering services to Beijing OFY, which was recognized as revenue categorized as technology licensing and other revenue.

Kunlun Tech provides investment management services to Opera under an investment and management agreement, as disclosed in the section for capital management in Note 3. In exchange for the services provided, Opera is obligated to pay an investment management fee, which is subject to the discretion of Opera’s chairman and CEO but limited to 8% of the net gain from the investment activity, less trading-related expenses. In 2021, the investment management fee was US$0 (2020: US$0.5 million).

Opera also acquired certain other services from Kunlun Tech, including a lease of office property in Beijing, China, and engineering services. Certain costs that Opera incurs due to being a subsidiary of Kunlun Tech are reimbursed by Kunlun Tech to Opera.

Opera has a commercial advertising services agreement with nHorizon, a joint venture, under which nHorizon received 15-30% of the advertising revenue it generated for Opera.

The table below shows transactions with related parties. Transactions with Star X are presented separately due to Star X being an associate of Opera in addition to being a subsidiary of Kunlun Tech.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Sales of goods and services:
Beijing OFY	-	543	1,069
Kunlun Tech	15	-	-
Mobimagic Digital Tech	-	496	-
Nanobank	303	693	-
nHorizon	146	133	456
OPay	24,121	13,819
Powerbets	2,210	-	-
Star X	150	-	-
Purchases of goods and services:
Kunlun Tech	(2,254)	(2,367)	(2,207)
Mobimagic Digital Tech	(26,267)	(9,719)	-
Nanobank	(25,923)	(23,007)	-
nHorizon	(193)	-	-
Other transactions:
OPay:
- Investment in preferred shares	7,131	-	-
Wisdom Connection III Holding:
- Sale of shares in OPay	500	-	-
Nanobank:
- Contribution of subsidiaries and receivables (Note 12)	-	264,936	-

See Note 5 for details on compensation for key management personnel of Opera.

Balances with Related Parties

Outstanding balances with related parties include trade receivables and payables related to the transactions disclosed above. Outstanding balances also include a receivable due from Wisdom Connection III Holding Inc. from a sale of shares in OPay in 2019. The table below specifies outstanding balances as of year-end.

	As of December 31, 2020		As of December 31, 2021
[US$ thousands]	Receivables	Payables	Receivables	Payables
Beijing OFY	51	-	46	-
Kunlun Tech	582	(1,546)	781	(794)
Mobimagic Digital Tech	3,848	-	-	-
Nanocred Cayman	138	-	-	-
nHorizon	278	(556)	734	(571)
OPay	5,615	(166)	589	(140)
Wisdom Connection III Holding	500	-	500	-
Total	11,012	(2,268)	2,650	(1,505)

As of December 31, 2021, Opera had recognized loss provisions for receivables due from related parties of US$40 thousand ( December 31, 2020: US$83 thousand).